Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

9. Revenues

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or investment product providers.

The following tables show, by segment, revenue from contracts with customers disaggregated by service lines for the years ended December 31, 2021, 2022 and 2023:

	Year Ended December 31, 2021
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,180,900	90,516	—	1,271,416
Recurring service fees	1,469,600	639,409	—	2,109,009
Performance-based income	469,121	315,072	—	784,193
Other service fees	92,352	1,390	68,240	161,982
Lending services	4,471	—	35,755	40,226
Other services	87,881	1,390	32,485	121,756
Total revenues	3,211,973	1,046,387	68,240	4,326,600

	Year Ended December 31, 2022
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	631,589	49,856	—	681,445
Recurring service fees	1,232,294	682,121	—	1,914,415
Performance-based income	202,455	107,121	—	309,576
Other service fees	144,101	—	79,340	223,441
Lending services	8,881	—	27,017	35,898
Other services	135,220	—	52,323	187,543
Total revenues	2,210,439	839,098	79,340	3,128,877

	Year Ended December 31, 2023
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,086,570	2,633	—	1,089,203
Recurring service fees	1,105,806	714,624	—	1,820,430
Performance-based income	86,321	51,288	—	137,609
Other service fees	221,917	—	48,662	270,579
Lending services	6,197	—	13,119	19,316
Other services	215,720	—	35,543	251,263
Total revenues	2,500,614	768,545	48,662	3,317,821

Revenues by timing of recognition is analyzed as follows:

	Year Ended December 31
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	2,144,912	1,130,364	1,408,389	198,368
Revenue recognized over time	2,181,688	1,998,513	1,909,432	268,938
Total revenues	4,326,600	3,128,877	3,317,821	467,306

For the Group’s revenues generated from different geographic locations, please see Note 17 segment information.